Finance Cost (Tables)	12 Months Ended
Dec. 31, 2023
Finance Cost [Abstract]
Schedule of Finance Cost
	December 31, 2021	December 31, 2022	December 31, 2023
	RM	RM	RM	USD
Interest expenses on:
Bank borrowings	16,103	25,560	13,954	3,041
Lease liabilities	-	24,768	30,288	6,600
Other borrowings	90,370	-	46,562	10,146
Bank charges for investment securities	-	776	1,783	389
Total	106,473	51,104	92,587	20,175